Refund liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Refund Liabilities [Abstract]
Disclosure of development of refund liabilities	Development of refund liabilities:

in € thousand	June 30, 2023	December 31, 2022
BALANCE AS AT JANUARY 1	143,085	254,582
Additions	612	52,012
Payments	(54,755)	(2,626)
Other releases	—	(879)
Revenue recognition	(78)	(169,242)
Interest expense capitalized	3,134	9,597
Exchange rate difference	(3,770)	(357)
BALANCE AS AT CLOSING DATE	88,229	143,085
Less non-current portion	(6,211)	(6,635)
CURRENT PORTION	82,017	136,450